16 Borrowings (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction	R$ 435,000
Borrowings	29,016,976	R$ 24,898,156
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	27,651,467	24,161,801
RPR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 751,376	620,160
RPR [Member] | Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	July 2018
Initial amount of the transaction	R$ 179,398
Maturity	December 2028
Charges (% per year)	Us dollar exchange variation + semianual Libor + 0.65
Borrowings	R$ 751,376	R$ 620,160